Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories

NOTE 3 – INVENTORIES

At December 31, 2020 and 2019, inventories consisted of the following:

	December 31, 2020	December 31, 2019
Finished goods	$361,422	$366,298

Less reserve for obsolete inventory	-	-
Total	$361,422	$366,298

For the years ended December 31, 2020 and 2019, the Company did not make any change for reserve for obsolete inventory.